ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 14, 2023	Ali R. Olia
T +1 617 951 7204
Ali.Olia@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Eaton Vance Floating-Rate Opportunities Fund—Registration Statement on Form N-2

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Floating-Rate Opportunities Fund (the “Fund”). The Fund has filed via EDGAR a Notification of Registration on Form N-8A in conjunction with this filing.

No registration fees are required in connection with this filing. Please direct any questions or comments regarding this filing to me at (617) 951-7204. Thank you for your attention in this matter.

Very truly yours,

/s/ Ali R. Olia
Ali R. Olia

cc:	Sarah Clinton

Andrew Wilkins

Aryel Koval

Francesca Mead

Deidre Walsh